Related parties (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]

	Assets		Liabilities		Sales (purchases), net
	03/31/2026	12/31/2025	03/31/2026	12/31/2025	03/31/2026	03/31/2025
Transactions with majority shareholders
Suzano Holding S.A.	19		(1,674)	(412,146)	25	12
Controller			(893)	(219,817)
Related persons			(146)	(36,053)
Alden Fundo de Investimento em Ações			(124)	(30,444)
	19		(2,837)	(698,460)	25	12

Transactions with companies of the Suzano Group and other related parties
Management	283	914			224	117
Bexma Participações Ltda.	7	6			3	1
Naman Capital Ltda.	9				1	1
Civelec Participações Ltda.	2,895	2,895
Fundação Arymax	8	5			4
Ibema Companhia Brasileira de Papel (1)	60,430	68,209	(1,410)	(658)	35,148	49,430
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	1	2			(1)	(1,472)
IPLF Holding S.A.	1				1	2
Mabex Representações e Participações Ltda.			(338)	(16)	(709)	(600)
Nemonorte Imóveis e Participações Ltda.			(15)	(7)	(1,167)	(45)
Woodspin Oy					(321)	182
	63,634	72,031	(1,763)	(681)	33,183	47,616
	63,653	72,031	(4,600)	(699,141)	33,208	47,628

Assets
Trade accounts receivable (Note 11)	60,430	68,209
Other assets	3,223	3,822
Liabilities
Trade accounts payable (Note 21)			(1,763)	(681)
Dividends payable			(2,837)	(698,460)
	63,653	72,031	(4,600)	(699,141)

(1)Refers mainly to the sale of pulp.

Disclosure of information about key management personnel [text block]
Expenses related to the compensation of key management personnel, which include the Board of Directors, Fiscal Council and Board of Statutory Executive Officers, recognized in the statement of income for the period, are set out below:

	03/31/2026	03/31/2025
Short-term benefits
Salary or compensation	7,757	14,155
Direct and indirect benefits	304	328
Bonus	3,753	11,999
	11,814	26,482
Long-term benefits
Share-based compensation plan	11,870	26,821
	11,870	26,821
Payroll charges
Payroll charges	7,500	24,219
	31,184	77,522